Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates

The inputs used in the measurement of the fair values and the related fair values at the grant dates were as follows for the options granted during the six-month period ended June 30, 2018:

	Key Management Personnel (€)	All Other Personnel (€)
Fair value at grant date	9.34-9.45	9.30-10.37
Share price at grant date	14.57-14.87	14.57-18.24
Exercise price	14.57-14.87	14.57-18.24
Expected volatility (weighted-average)	95.1%	94.6%
Contractual life	10 years	10 years
Expected dividends	0%	0%
Risk-free interest rate (based on government bonds)	2.79%-2.94%	2.84%-2.94%

Summary of Reconciliation of Outstanding Share Options

The number of share options and the weighted average exercise prices of share options granted were as follows for the six-month period ended June 30, 2018:

	Weighted average exercise price (€)	Number of options
Outstanding at January 1, 2018	13.99	2,213,985
Forfeited during the six-month period	19.67	(12,044)
Expired during the six-month period	14.02	(5,146)
Exercised during the six-month period	1.93	(34,041)
Granted during the six-month period	14.68	469,068

Outstanding at June 30, 2018	14.24	2,631,822
Exercisable at June 30, 2018	12.18	1,105,059

Summary of Number of Share Options Outstanding	The number of options outstanding as of June 30, 2018, was as follows:

Group of employees entitled	June 30, 2018
Key management personnel	2,153,810
All other employees	478,012

Total	2,631,822

Summary of Reconciliation of RSU's

During the six months ended June 30, 2018, the Company did not grant any new RSUs. The number of RSUs outstanding is summarized as follows:

	Weighted average grant price (€)	Number of RSU’s
Outstanding at January 1, 2018	20.03	194,546
Forfeited during the six-month period	—	—
Vested during the six-month period	20.03	(76,245)
Granted during the six-month period	—	—

Outstanding at June 30, 2018	20.03	118,301